Statement of Changes in Stockholders Deficit (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Deficit Accumulated During Development Stage [Member]	Total
Beginning Balance at Mar. 01, 2005
Issuance of Common shares for professional services	$ 6,525	$ 58,725		$ 65,250
Issuance of Common shares for professional services (Shares)	6,525,000
Issuance of common shares for cash	398	99,072		99,470
Issuance of common shares for cash (Shares)	397,880
Net loss for the year			(188,699)	(188,699)
Ending Balance at Nov. 30, 2005	6,923	157,797	(188,699)	(23,979)
Ending Balance (Shares) at Nov. 30, 2005	6,922,880
Issuance of common shares for cash	956	94,644		95,600
Issuance of common shares for cash (Shares)	956,000
Issuance of Common Shares for cash 2	286	49,764		50,050
Issuance of Common Shares for cash 2 (Shares)	286,000
Issuance of common shares to consultant for services	50	8,700		8,750
Issuance of common shares to consultant for services (Shares)	50,000
Issuance of Common Shares for Cash 3	2,000	398,000		400,000
Issuance of Common Shares for Cash 3 (Shares)	2,000,000
Exercise of stock options	950	94,050		95,000
Exercise of stock options (Shares)	950,000
Issuance of common shares for cash (net of agent commission)	200	179,785		179,985
Issuance of common shares for cash (net of agent commission) (Shares)	200,000
Stock subscriptions received		1,165,500		1,165,500
Stock based compensation		1,049,940		1,049,940
Net loss for the year			(1,660,799)	(1,660,799)
Ending Balance at Nov. 30, 2006	11,365	3,198,180	(1,849,498)	1,360,047
Ending Balance (Shares) at Nov. 30, 2006	11,364,880
Issuance of common shares for cash	1,171	1,169,499		1,170,670
Issuance of common shares for cash (Shares)	1,170,670
Subscriptions received in prior year	1,165	(1,165)
Subscriptions received in prior year (Shares)	1,165,500
Issuance of common shares for cash and services	50	154,950		155,000
Issuance of common shares for cash and services (Shares)	50,000
Issuance of common shares for cash (net of expenses)	2,139	4,531,236		4,533,375
Issuance of common shares for cash (net of expenses) (Shares)	2,139,000
Cancellation of stock	(1,560)	(14,040)		(15,600)
Cancellation of stock (Shares)	(1,560,000)
Stock based compensation		2,446,433		2,446,433
Issue of warrants		357,094		357,094
Net loss for the year			(4,827,937)	(4,827,937)
Ending Balance at Nov. 30, 2007	14,330	11,842,187	(6,677,435)	5,179,082
Ending Balance (Shares) at Nov. 30, 2007	14,330,050
Exercise of stock options	117	11,583		11,700
Exercise of stock options (Shares)	117,000
Stock based compensation		1,231,056		1,231,056
Net loss for the year			(4,401,786)	(4,401,786)
Ending Balance at Nov. 30, 2008	14,447	13,084,826	(11,079,221)	2,020,052
Ending Balance (Shares) at Nov. 30, 2008	14,447,050
Issuance of common shares for cash	788	196,212		197,000
Issuance of common shares for cash (Shares)	788,000
Stock based compensation		177,990		177,990
Compensation expense for warrants		4,223		4,223
Net loss for the year			(2,974,467)	(2,974,467)
Ending Balance at Nov. 30, 2009	15,235	13,463,251	(14,053,688)	(575,202)
Ending Balance (Shares) at Nov. 30, 2009	15,235,050
Issuance of common shares for cash	8,143	1,665,157		1,673,300
Issuance of common shares for cash (Shares)	8,143,000
Stock subscriptions received		30,000		30,000
Stock based compensation		289,670		289,670
Issuance of common shares For services	2,500	428,000		430,500
Issuance of common shares For services (Shares)	2,500,000
Net loss for the year			(2,320,962)	(2,320,962)
Ending Balance at Nov. 30, 2010	25,878	15,876,078	(16,374,650)	(472,694)
Ending Balance (Shares) at Nov. 30, 2010	25,878,050
Issuance of common shares for cash	800	159,200		160,000
Issuance of common shares for cash (Shares)	800,000
Stock based compensation				0
Issuance of common shares for Common shares issued for stock subscriptions received in prior year	150	(150)
Issuance of common shares for Common shares issued for stock subscriptions received in prior year (Shares)	150,000
Beneficial conversion feature on Convertible debt		29,300		29,300
Net loss for the year			(901,558)	(901,558)
Ending Balance at Nov. 30, 2011	26,828	16,064,428	(17,276,208)	(1,184,952)
Ending Balance (Shares) at Nov. 30, 2011	26,828,050
Issuance of common shares for cash	2,165	647,585		649,750
Issuance of common shares for cash (Shares)	2,165,834
Issuance of common shares to consultant for services (Shares)	2,478,549
Stock based compensation		929,365		929,365
Beneficial conversion feature on Convertible debt		50,000		50,000
Conversion of convertible debt to common shares	2,479	647,508		649,987
Conversion of convertible debt to common shares (Shares)	2,478,549
Net loss for the year			(2,019,938)	(2,019,938)
Ending Balance at Nov. 30, 2012	31,472	18,338,886	(19,296,146)	(925,788)
Ending Balance (Shares) at Nov. 30, 2012	31,472,433
Issuance of common shares to consultant for services (Shares)	1,801,480
Stock based compensation		38,183		38,183
Conversion of convertible debt to common shares	1,802	538,642		540,444
Net loss for the year			(469,648)	(469,648)
Ending Balance at Feb. 28, 2013	$ 33,274	$ 18,915,711	$ (19,765,794)	$ (816,809)
Ending Balance (Shares) at Feb. 28, 2013	33,273,913